PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Prices and Generation) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / MWh COP / MWh € / MWh BRL / MWh	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value | $	[1]	$ 887	$ 431	$ 1,209
North America | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		58.00%
Eletricity prices | $ / MWh		84
North America | 1-10 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | $ / MWh		63
North America | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		42.00%
Eletricity prices | $ / MWh		88
North America | 11-20 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | $ / MWh		112
Colombia | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		17.00%
Eletricity prices | COP / MWh		211,000
Colombia | 1-10 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | COP / MWh		238,000
Colombia | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		0.00%
Eletricity prices | COP / MWh		0
Colombia | 11-20 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | COP / MWh		339,000
Europe | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		78.00%
Eletricity prices | € / MWh		90
Europe | 1-10 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | € / MWh		78
Europe | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		35.00%
Eletricity prices | € / MWh		107
Europe | 11-20 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | € / MWh		95
Brazil | 1-10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		66.00%
Eletricity prices | BRL / MWh		274
Brazil | 1-10 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | BRL / MWh		309
Brazil | 11-20 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of generation		57.00%
Eletricity prices | BRL / MWh		407
Brazil | 11-20 years | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Eletricity prices | BRL / MWh		458

[1]	Includes intangible assets of $ 13 million (201 6 : $ 1 4 million and 2015: $ 13 million ) and construction work in process (“CWIP”) of $ 601 million (201 6 : $ 663 million and 2015: $ 405 million ).